Average Annual Total Returns - VIPEquity-IncomePortfolio-InvestorPRO - VIPEquity-IncomePortfolio-InvestorPRO - VIP Equity-Income Portfolio	Apr. 29, 2024
VIP Equity Income Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	10.56%
Past 5 years	12.21%
Past 10 years	8.50%
RS008
Average Annual Return:
Past 1 year	11.66%
Past 5 years	10.84%
Past 10 years	8.28%